Composition of Certain Financial Statement Items - Summary of Inventories (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 8,421	$ 13,029	$ 11,335
Work-in-progress	0	68	0
Finished goods	19,495	20,495	14,084
Total Inventories	$ 27,916	$ 33,592	$ 25,419